Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies

14. Commitments and contingencies

(a) Commitments

As at December 31, 2025, and in the normal course of business, the Company has obligations to make future payments representing contracts and other commitments that are known and committed as follows:

2026	$2,625
2027	532
2028	68
2029	70
2030	72
$3,367

The Company has entered into a manufacturing and supply agreement to purchase a minimum quantity of AGGRASTAT® unfinished product inventory totaling US$150 annually (based on current pricing) and a minimum quantity of AGGRASTAT® finished product inventory totaling €490 annually, based on current pricing. As at December 31, 2025, the Company had committed to acquiring €882 of AGGRASTAT® finished product inventory, which is scheduled to be received by the Company throughout 2026.

During the year ended December 31, 2025 the Company renewed its business and administration services agreement with GVI - CDS, as described in note 15(b), under which the Company is committed to pay $7 per month or $85 per year for a one-year term.

Contracts with contract research organizations are payable over the terms of the associated agreements and clinical trials, and timing of payments is largely dependent on various milestones being met, such as the number of patients recruited, number of monitoring visits conducted, the completion of certain data management activities, trial completion, and other trial-related activities.

(b) Guarantees

The Company periodically enters into research agreements with third parties that include indemnification provisions customary in the industry. These guarantees generally require the Company to compensate the other party for certain damages and costs incurred as a result of claims arising from research and development activities undertaken on behalf of the Company. In some cases, the maximum potential amount of future payments that could be required under these indemnification provisions could be unlimited. These indemnification provisions generally survive termination of the underlying agreement. The nature of the indemnification obligations prevents the Company from making a reasonable estimate of the maximum potential amount it could be required to pay. Historically, the Company has not made any indemnification payments under such agreements and no amount has been accrued in the consolidated financial statements with respect to these indemnification obligations.

(c) Royalties

As a part of the Birmingham debt settlement described in note 10, beginning on July 18, 2011, the Company is obligated to pay a royalty to Birmingham based on future commercial AGGRASTAT® sales until 2023. The royalty is based on 4% of the first $2,000 of quarterly AGGRASTAT® sales, 6% on the portion of quarterly sales between $2,000 and $4,000 and 8% on the portion of quarterly sales exceeding $4,000 payable within 60 days of the end of the preceding three-month periods ended February 28, May 31, August 31 and November 30. Birmingham has a one‑time option to switch the royalty payment from AGGRASTAT® to a royalty on the sale of MC‑1. Management has determined there is no value to the option to switch the royalty to MC‑1 as the product is not commercially available for sale and due to the extended long-term development timeline associated with commercialization of the product. On May 1, 2023, the royalty obligation for AGGRASTAT® concluded, as a result, the Company does not have any royalty obligation recorded with regards to AGGRASTAT®. Royalties for the year ended December 31, 2025 totaled nil (2024 – nil; 2023 – $105) with no payments made during the year ended December 31, 2025 (2024 – nil; 2023 – $256).

 As part of the acquisition of ZYPITAMAG®, completed on September 30, 2019, the Company was obligated to pay royalties to Zydus on net sales of ZYPITAMAG®until a generic pitavastatin had been introduced within the territory in which the product is sold. During the year ended December 31, 2023, management of the Company had determined that a generic pitavastatin had been introduced within a territory in which the Company had the rights to sell ZYPITAMAG®. As a result, the Company did not record any royalties expense during the years ended December 31, 2025 or 2024 (2023 – recovery of $234). The recovery of royalties in 2023 are recorded within cost of goods sold on the consolidated statement of net loss and consolidated income (loss). As at December 31, 2025 and December 31, 2024, the Company does not have any amounts included within accounts payable and accrued liabilities relating to ZYPITAMAG® royalties on the consolidated statements of financial position.

(d) Contingencies

In the normal course of business, the Company may from time to time be subject to various claims or possible claims. Although management currently believes there are no claims or possible claims that if resolved would either individually or collectively result in a material adverse impact on the Company’s financial position, results of operations, or cash flows, these matters are inherently uncertain and management’s view of these matters may change in the future.

Legal Settlement

On September 30, 2024, the Company entered into a legal settlement with its contracted development and manufacturing organization (“CDMO”) resulting in the Company agreeing to receive €1,500 ($CAD 2,261) as part of a settlement for a breach of contract. As a part of the settlement, no future legal claims are to be placed on either party, and the terms of the agreement are to remain confidential.

Included within the settlement amount was $401 for unfinished inventory which had been previously invoiced by the Company to the CDMO, with the remaining $1,860 recognized through other income on the consolidated statement of net loss and comprehensive loss during the year ended December 31, 2024.

Medicare Part D – Rebate Liability

In response to the Inflation Reduction Act (“IRA”) of 2022, the Centers for Medicare & Medicaid Services (“CMS”) implemented the Medicare Part D Drug Inflation Rebate Program, which requires manufacturers to remit rebates when drug price increases exceed inflation benchmarks. During fiscal 2025, CMS issued an assessment related to ZYPITAMAG® based on its interpretation of revised Average Manufacturer Price (“AMP”) data following a correction made in 2022. Although the product’s cost remained unchanged, CMS determined that the AMP correction constituted a price increase for program purposes.

As a result, the Company recognized a total rebate liability of USD$1,563 (CAD$2,142) for the periods October 1, 2022–September 30, 2024, which has been recorded within accounts payable and accrued liabilities as at December 31, 2025. The Company, in consultation with legal counsel, remitted the payment to CMS subsequent to year-end to avoid further penalties, and has contacted CMS regarding recovery of the payment through the program’s reconciliation process.

 As at December 31, 2025, the Company has identified the following potential contingent liability:

Telephone Consumer Protection Act (“TCPA) Litigation

On March 4, 2024 a class action complaint was filed in the Northern District Court of Ohio against the Company’s subsidiary, with regards to an unsolicited fax advertisement which has been claimed to be in violation of the federal TCPA legislation.

On December 4, 2025, the Company entered into a settlement agreement with the plaintiff, resulting in the Company agreeing to pay $40 USD to the plaintiff. In addition, a second settlement payment is owed to the plaintiff in the amount of $45 USD should certain conditions be met. The Company has created a provision in the amount of $45 USD ($62 CAD) in relation to this contingent liability. No future legal claims are to be placed on either party and the terms of the agreement are to remain confidential.